CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 213,803	$ 186,301			$ 156,478
Restricted cash	4,568	5,228			4,831
Accounts receivable-net of allowance of $5,946 and $7,773	130,702	143,362			130,605
Prepaid expenses	11,101	12,778			15,679
Taxes receivable	8,350	11,992			14,337
Other current assets	16,749	15,368			10,025
Total current assets	385,273	375,029			331,955
PROPERTY AND EQUIPMENT-NET	167,040	170,896			172,164
GOODWILL	1,502,651	1,503,245		$ 75,782	1,430,837	$ 1,429,521
Net amount, intangible assets	436,466	478,852			526,183
DEFERRED INCOME TAXES-NET	8,312	8,893			9,221
OTHER LONG-TERM ASSETS	45,342	41,092			43,355
Total Assets	2,595,043	2,578,007			2,513,715
CURRENT LIABILITIES:
Accounts payable	88,409	94,993			95,587
Accrued expenses	60,627	66,569			37,059
Income taxes payable	4,828	10,502			7,946
Short-term debt-net	6,672	6,481			14,271
Deferred revenue	165,207	167,550			149,108
Total current liabilities	325,743	346,095			303,971
LONG-TERM DEBT-NET	1,713,807	1,750,990			1,793,460
DEFERRED INCOME TAXES-NET	37,174	24,595			19,131
UNCERTAIN TAX POSITIONS	42,743	42,701			63,208
OTHER LONG-TERM LIABILITIES	7,560	26,961			39,548
Total Liabilities	2,176,140	2,191,342			2,219,318
REDEEMABLE PREFERRED STOCK:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.00 per share at March 31, 2022 and December 31, 2021, respectively	723,902	685,350
STOCKHOLDERS' DEFICIT:
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.6 million shares issued and 153.3 million shares outstanding as of June 30, 2022; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021.	1,533	1,533			1,533
Additional paid-in capital	898,177	933,569			998,487
Accumulated deficit	(1,141,373)	(1,203,440)			(1,320,508)
Accumulated other comprehensive loss	(111,766)	(78,403)			(46,800)
Total Shareholders' Deficit	(353,429)	(346,741)			(367,288)
Noncontrolling interest	48,430	48,056			47,728
Total stockholders' deficit	(304,999)	(298,685)	$ (317,272)		(319,560)	(258,970)
Total Liabilities and Shareholders' Deficit	2,595,043	2,578,007			2,513,715
Redeemable Preferred Stock
REDEEMABLE PREFERRED STOCK:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.00 per share at March 31, 2022 and December 31, 2021, respectively	$ 723,902	$ 685,350	$ 648,383		$ 613,957	$ 549,837